Supplemental Disclosures Of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Cash Flow, Supplemental Disclosures - Interest [Table Text Block]
	2015	2014	2013
Income taxes paid (refunds received)	159	141	118
Interest paid	43	39	293
Interest received	7	12	6

Schedule of Cash Flow, Supplemental Disclosures - Non cash transactions [Table Text Block]
Non-cash transactions:	2015	2014	2013
Capital lease obligations incurred	105	236	64